STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended						4 Months Ended	9 Months Ended		12 Months Ended
	Apr. 08, 2022	Nov. 09, 2018	Sep. 13, 2017	Nov. 30, 2021	Aug. 31, 2021	Aug. 27, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2019	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020	Aug. 17, 2020	Feb. 28, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											1,000,000		1,000,000	1,000,000
Preferred stock, par value											$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding											0		0	0
Common stock, shares authorized											36,000,000		36,000,000	36,000,000
Common Stock, Par or Stated Value Per Share											$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Voting Rights													one vote for each share.
Common stock, shares, issued											1,616,022		1,427,124	998,622
Common stock, shares, outstanding											1,616,022		1,427,124	998,622
Stock Issued During Period, Shares, New Issues														123,000
Shares, Issued													3,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		520,000
Share-based Payment Arrangement, Noncash Expense											$ 1,407,175	$ 1,954,480
Preferred stock, shares issued											0		0	0
Share-based Payment Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Noncash Expense													$ 1,690,000	$ 828,000
Employment Agreements [Member] | Vested Ratably Through May Thirty One Two Thousand Twenty [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues													240,000	95,000
Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues													3,116
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized															36,000,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized															20,000,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			875										31,812
Private Placement [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Consideration Received on Transaction														$ 1,925,000
Sale of Stock, Number of Shares Issued in Transaction														962,500
Common Stock Exchanged for Warrants, Description										(i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Consideration Received on Transaction										$ 2,000,000
Sale of Stock, Number of Shares Issued in Transaction										1,000,000
Shares Issued, Price Per Share																$ 2.00
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						42,000
Stock Issued During Period, Shares, Issued for Services	20,000					21,000
Stock Issued During Period, Shares, Conversion of Convertible Securities						15,000
Franchise [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions													65,000
Franchise [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions						6,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									2,976				48,396	15,625
Stock Issued During Period, Shares, Acquisitions					6,000			37,941	18,750
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture				84,656			108,641	9,844	116,175				219,535	625
Shares, Issued													429,000
Stock Issued During Period, Shares, Issued for Services				20,438	21,346		5,000	2,813	6,597				53,817
Stock Issued During Period, Shares, Conversion of Convertible Securities							10,000
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture														14,000
Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture													240,000	15,000
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services													37,000
P L A Y Live Nation Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions														94,000